Debt (Details 2) (USD $)	12 Months Ended			0 Months Ended	7 Months Ended	0 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	May 17, 2013	Jan. 03, 2015 item	Sep. 30, 2013	May 23, 2014	May 11, 2012
Maturity of long term debt excluding capital lease obligations
Less than 1 Year	$ 15,700,000				$ 15,700,000
Year 2	22,000,000				22,000,000
Year 3	18,900,000				18,900,000
Year 4	564,100,000				564,100,000
Year 5	100,000				100,000
Thereafter	2,800,000				2,800,000
Total debt	623,600,000	500,700,000			623,600,000
Interest paid	15,924,000	9,450,000	5,155,000
Credit Agreement
Debt Instrument
Debt term				5 years
Upfront fees				4,800,000
Maximum capital expenditures after 2015, debt covenant	250,000,000
Credit Agreement | Maximum
Debt Instrument
Consolidated leverage ratio required					2.50
Consolidated interest coverage ratio required					3.50
Maximum capital expenditures during 2014, debt covenant					200,000,000
Maximum capital expenditures during 2015, debt covenant					200,000,000
Credit Agreement | Fossil Europe B.V., Swiss Technology Holding GmbH and Fossil (East) Limited
Debt Instrument
Percentage of total outstanding non-voting capital stock				100.00%
Swingline loan
Debt Instrument
Maximum borrowing capacity				20,000,000
U.S. revolving line of credit
Debt Instrument
Interest expense incurred	6,100,000
Maximum borrowing capacity	1,050,000,000			750,000,000	1,050,000,000
Increased credit limit							300,000,000
Remaining borrowing capacity	660,100,000				660,100,000
Percentage of total outstanding voting capital stock				65.00%
Maturity of long term debt excluding capital lease obligations
Total debt	389,000,000	250,000,000			389,000,000
U.S. revolving line of credit | Minimum
Debt Instrument
Commitment fee (as a percent)					0.20%
U.S. revolving line of credit | Maximum
Debt Instrument
Commitment fee (as a percent)					0.35%
U.S. revolving line of credit | Consolidated leverage ratio (the Ratio) less than 1.00 to 1.00 | Base rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					0.25%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	100.00%				100.00%
U.S. revolving line of credit | Consolidated leverage ratio (the Ratio) greater than 2.00 to 1.00 | Base rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					1.00%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	200.00%				200.00%
U.S. revolving line of credit | Prime rate | Base rate loans
Debt Instrument
Base rate at end of period (as a percent)	3.25%				3.25%
Description of base rate					prime rate
U.S. revolving line of credit | Federal funds rate | Base rate loans
Debt Instrument
Description of base rate					federal funds rate
Basis spread on base rate (as a percent)					0.50%
U.S. revolving line of credit | LIBOR | Base rate loans
Debt Instrument
Base rate at end of period (as a percent)	0.16%				0.16%
Description of base rate					LIBOR
Basis spread on base rate (as a percent)					1.25%
U.S. revolving line of credit | LIBOR | LIBOR rate loans
Debt Instrument
LIBOR Rate, amount used to calculate quotient (as a percent)	100.00%				100.00%
U.S. revolving line of credit | LIBOR | Consolidated leverage ratio (the Ratio) less than 1.00 to 1.00 | LIBOR rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					1.00%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	100.00%				100.00%
U.S. revolving line of credit | LIBOR | Consolidated leverage ratio (the Ratio) greater than 2.00 to 1.00 | LIBOR rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					2.00%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	200.00%				200.00%
U.S. term loan
Debt Instrument
Interest expense incurred	6,300,000
Total borrowings					15,600,000
Repayment of borrowings						139,000,000
Maximum borrowing capacity	250,000,000				250,000,000
Maturity of long term debt excluding capital lease obligations
Total debt	231,300,000	246,900,000			231,300,000
U.S. term loan | Consolidated leverage ratio (the Ratio) less than 1.00 to 1.00 | Base rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					0.25%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	100.00%				100.00%
U.S. term loan | Consolidated leverage ratio (the Ratio) greater than 2.00 to 1.00 | Base rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					1.00%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	200.00%				200.00%
U.S. term loan | Prime rate | Base rate loans
Debt Instrument
Base rate at end of period (as a percent)	3.25%				3.25%
Description of base rate					Prime rate
U.S. term loan | Federal funds rate | Base rate loans
Debt Instrument
Description of base rate					Federal funds rate
Basis spread on base rate (as a percent)					0.25%
U.S. term loan | LIBOR | Base rate loans
Debt Instrument
Base rate at end of period (as a percent)	0.16%				0.16%
Description of base rate					LIBOR
Basis spread on base rate (as a percent)					1.25%
U.S. term loan | LIBOR | LIBOR rate loans
Debt Instrument
LIBOR Rate, amount used to calculate quotient (as a percent)	100.00%				100.00%
U.S. term loan | LIBOR | Consolidated leverage ratio (the Ratio) less than 1.00 to 1.00 | LIBOR rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					1.25%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	100.00%				100.00%
U.S. term loan | LIBOR | Consolidated leverage ratio (the Ratio) greater than 2.00 to 1.00 | LIBOR rate loans
Debt Instrument
Applicable margin based on the Company's consolidated leverage ratio (as a percent)					2.00%
Consolidated leverage ratio used to calculate variable rate of debt (as a percent)	200.00%				200.00%
Other international
Maturity of long term debt excluding capital lease obligations
Total debt	3,300,000	3,800,000			3,300,000
LC Facility
Debt Instrument
Maximum borrowing capacity				10,000,000				80,000,000
Maturity of long term debt excluding capital lease obligations
Letters of credit outstanding	50,300,000	49,700,000			50,300,000
Capital Lease Obligations
Maturity of long term debt excluding capital lease obligations
Current capital lease obligations	900,000	800,000			900,000
Long-term capital lease obligations	$ 5,800,000	$ 6,600,000			$ 5,800,000